Other capital reserve - Summary of 2016 Stock Option and Incentive Plan (Details) - 2016 Plan - Options - Options	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Share based payments
Granted during the year	29,269	337,749
Options outstanding	312,629	337,749	0
Vesting Schedule 1
Share based payments
Options outstanding	197,749
Vesting period	4 years
Vesting On February 1, 2018 Member
Share based payments
Percentage of shares to vest	6.25%
Vesting Schedule 2
Share based payments
Options outstanding	140,000
Vesting period	2 years
Vesting On March 1, 2018 Member
Share based payments
Percentage of shares to vest	4.167%
Vesting Schedule 3
Share based payments
Options outstanding	21,769
Vesting period	1 year 4 months
Vesting Schedule On September 1, 2018 Member
Share based payments
Percentage of annual increase in shares reserved for issuance	6.25%
Vesting Schedule 4
Share based payments
Options outstanding	7,500
Vesting period	1 year
Vesting Schedule On January 31, 2019 Member
Share based payments
Percentage of shares to vest	8.33%